Due to Related Parties (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Proceeds from related party debt	$ 538,460	$ 681,390
Repayment of related party debt	12,900	3,115
Percentage of owned majority stockholder	100.00%	100.00%
Interest expense debt	0	0
Due to stockholder's	48,500	40,800
Due to related party	1,326,443	863,517
Due to related party included in current liabilities	1,424,077	947,017
MOJO Data Solutions, Inc [Member]
Proceeds from related party debt	14,134
Due to related party included in current liabilities	14,134
Majority Shareholder [Member]
Due to related party included in current liabilities	$ 83,500	$ 83,500